Accounts Receivable, Net - Schedule of Issuance of this Financial Statement (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Issuance of this Financial Statement [Abstract]
Balance at the beginning of the year	$ 1,003,799	$ 1,011,601	$ 1,344,480
Current period addition	60,263	108,775	136,228
Write-off	(879,908)		(309,656)
Reversal	(86,429)	(155,467)	(134,846)
Foreign currency translation adjustment	(26,196)	38,890	(24,605)
Balance at the end of the year	$ 71,529	$ 1,003,799	$ 1,011,601